Investments in Associates and Joint Ventures - Summarized Financial Information on the Bank's Investment in Associate (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Profit (Loss) for the fiscal year		$ 290,705,834	$ 429,495,162	$ 1,668,330,980
Macro Warrants SA [member]
Disclosure of associates [line items]
Proportional Bank's interest	[1],[2]	5.00%
Financial position	[1],[2]	$ 25,987	34,604
Profit (Loss) for the fiscal year	[1],[2]	$ (8,616)	1,429
Play Digital SA [Member]
Disclosure of associates [line items]
Proportional Bank's interest	[1],[2]	11.04%
Financial position	[1],[2]	$ 1,039,305	1,980,761
Profit (Loss) for the fiscal year	[1],[2]	$ (2,799,021)	(1,024,400)
Alianza SGR [Member]
Disclosure of associates [line items]
Proportional Bank's interest	[1],[2],[3]	25.00%
Financial position	[1],[2],[3]		154,843
Profit (Loss) for the fiscal year	[1],[2],[3]		$ 149,275

[1]	The existence of significant influence is evidenced by the representation that the Bank has in the Board of Directors of these associates.
[2]	To measure the investment, accounting information of this associate as of September 30, 2025 has been used. Additionally, significant transactions conducted or events that occurred between October 1, 2025 and December 31, 2025 have been considered.
[3]	Consolidated with the Bank since January 2025, as control was obtained in such month.